Equity - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 9,408	$ 9,669
Total share-based compensation	9,408	9,669
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	6,101	6,093
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	529	672
Total share-based compensation	753	1,290
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,778	2,904
Total share-based compensation	$ 2,466	$ 4,357